Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2022
Report Of Directors Corporate Governance [Abstract]
Disclosure of performance achieved by executive Directors

Summary assessment
	Minimum (25% payout)	Maximum (100% payout)		Noel Quinn			Ewen Stevenson
			Performance	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
Group adjusted profit before tax ($bn)	16.66	19.51	24.01	20.00	100.00	20.00	15.00	100.00	15.00
Group lending growth – customer loans and advances (third party)	2.96%	5.93%	1.45%	7.50	—	—	5.00	—	—
Growth in net new invested assets ($bn)	52.36	76.17	79.83	7.50	100.00	7.50	5.00	100.00	5.00
Reported RoTE	3.00%	5.00%	9.90%	15.00	100.00	15.00	15.00	100.00	15.00
Group adjusted cost total ($bn)	30.87	29.47	30.47	10.00	46.43	4.64	10.00	46.43	4.64
Customer satisfaction	See following tables for commentary			15.00	60.33	9.05	15.00	60.33	9.05
Employee experience				15.00	87.50	13.13	15.00	87.50	13.13
Personal objectives				10.00	100.00	10.00	20.00	74.15	14.83
Total				100.00		79.32	100.00		76.65
Annual incentive formulaic outcome (000)						£2,278			£1,284
Risk adjustments as a result of Committee judgement (000)						£(114) 5%			£(193) 15%
Annual incentive (000)						£2,164			£1,091

Strategic measures for Noel Quinn and Ewen Stevenson
	Measures	Weighting (%)	Assessment considerations by the Committee	Assessment (%)	Outcome (%)
Customer satisfaction	Maintain and improve NPS in the UK and Hong Kong, in digital markets, and in key growth markets	15.00%
•UK and Hong Kong (assessed at 59%). In WPB, our NPS improved in the UK and Hong Kong, and we were ranked in first place in Hong Kong. In CMB, our NPS improved in Hong Kong but fell in the UK, and we were ranked in second place in Hong Kong. In GBM, our global NPS improved and our global rank remained in fifth.
•Digital markets (assessed at 68%). In WPB and CMB digital businesses in Hong Kong, we were ranked in first and third. In GBM globally, our digital trade finance platforms maintained first place for the quality of platforms. Our PayMe payments app was ranked in second place for digital wallets.
•Key growth markets (assessed at 54%). In WPB, our NPS improved in mainland China and Singapore, remained unchanged in Mexico, and in India saw a small decrease. In CMB, our NPS increased in mainland China, Singapore and Mexico, and our rank positions in those markets either improved compared with 2021 or were in the top three against competitors.

				60.33%	9.05%
Employee experience	Improve engagement, and diversity and inclusion	15.00%	•Our Snapshot Employee engagement and Inclusion indices both increased one percentage point year on year to 73% and 76%, respectively, above maximum targets and the financial services benchmarks. •The percentage of Black heritage colleagues in senior leadership increased by 0.3% to 2.5%, meeting our maximum target. •The percentage of women in senior leadership increased by 1.6% to 33.3% since 2021, within the target range of 33.2% to 33.7%.	87.50%	13.13%

Personal objectives for Noel Quinn and Ewen Stevenson
For each executive Director, personal objectives were set at the start of the year and measured by the Committee with respect to key performance indicators under our strategy levers.
Noel Quinn	Weighting	Assessment	Performance achievement
Technology transformation	2.5%	100%
•The Committee's assessment reflects strong progress automating our organisation at scale against targets set. Our Cloud adoption rate, which is the percentage of our technology services on the private or public Cloud, increased to 35% (2021: 27%). At the end of 2022, approximately 49% of our WPB customers were 'mobile active' users (2021: 43%).

Execution of inorganic initiatives in Asia	2.5%	100%
•The targets for inorganic initiatives were delivered in 2022. We completed the acquisition of L&T Investment Management Limited, making us the 12th largest mutual fund management company in India, bringing in $10.8bn assets under management and 2.4 million active portfolios. We raised our stake in HSBC Qianhai in China to 90%, completed our acquisition of the remaining 50% shares in HSBC Life Insurance in China. We renewed our exclusive life distribution partnership with Allianz in Asia, resulting in the combined group being the fourth largest health insurer and seventh largest life insurer in Singapore.

Progress on exits identified	2.5%	100%	•The planned sales of our banking business in Canada, branch operations in Greece and business in Russia were announced, reflecting strong progress in reshaping our portfolio.
Progress on innovation programmes	2.5%	100%
•In CMB, we launched an industry-leading native bank account service with Oracle Netsuite Enterprise Resource Planning. We also launched Business Go, a platform that brings together international SMEs with providers of expert advice and business optimisation tools. In GBM, we launched HSBC Orion, our new proprietary tokenisation platform used for digital bond issuance. In WPB, we launched our international credit offering, allowing customers to gain access to credit in a new country based on credit history in their home country.

Total	10% out of 10%

Ewen Stevenson	Weighting	Assessment	Performance achievement
Finance for the future	12%	67%
•The financial implications of financed emissions targets for the oil and gas, and power and utilities sectors and for the $750bn to $1tn target were included in our financial resource plan, meeting the objectives set.
•The second round of the climate biennial exploratory scenario and stress tests for the Monetary Authority of Singapore and European Central Bank were completed, with no material issues.
•Plans have been delivered for IFRS 17 compliant reporting, in line with external reporting and disclosure requirements.
•The Bank of England Resolvability Assessment Framework and regulatory reporting enhancement objectives were delivered in line with the targets set.
•Resolved 100% of market risk RWA-related issues and over 80% of liquidity-related issues, which were previously identified and managed under the regulatory reporting enhancement programme.
•The programme to deliver timely, accurate and complete customer-centric management information using a single data Cloud platform, with enhanced controls and reduced operational risks, is on track to the agreed scope, costs and timeline.

Global Finance employee experience and function efficiency	4%	96%
•Targets were met with increased Employee engagement index at 75% favourable (2021: 68%).
•Female representation in senior management roles across Finance increased to 32.1% (2021: 30.2%).
•Finance costs overall were within 2022 targets. The number of FTEs at the end of 2022 was slightly higher than the maximum target, mainly due to growth in key areas where new capabilities are required.

Creating strong corporate development and Group transformation functions	4%	75%
•The Group Transformation function has made strong progress in aligning our change portfolio to the Group's strategy and systematically documenting a full change inventory. Achievements include clear reporting with associated costs on how the change portfolio is enabling the delivery of Group strategy, and stronger governance of the change portfolio, with an expanded remit of the Transformation Oversight Executive Committee to cover the entire change portfolio with improved accountability via targeted reviews of high impact programmes.
•Major transactions included planned sales of our banking business in Canada, branch operations in Greece and business in Russia were announced; the planned merger of Oman operations with Sohar International Bank; the completion of the Axa Singapore acquisition; the sale of US domestic mass market retail banking; and the acquisition of L&T Investment Management Limited in India.

Total	14.83% out of 20%

Disclosure of remuneration of executive Directors

Strategic measures for Noel Quinn and Ewen Stevenson
	Measures	Weighting (%)	Assessment considerations by the Committee	Assessment (%)	Outcome (%)
Customer satisfaction	Maintain and improve NPS in the UK and Hong Kong, in digital markets, and in key growth markets	15.00%
•UK and Hong Kong (assessed at 59%). In WPB, our NPS improved in the UK and Hong Kong, and we were ranked in first place in Hong Kong. In CMB, our NPS improved in Hong Kong but fell in the UK, and we were ranked in second place in Hong Kong. In GBM, our global NPS improved and our global rank remained in fifth.
•Digital markets (assessed at 68%). In WPB and CMB digital businesses in Hong Kong, we were ranked in first and third. In GBM globally, our digital trade finance platforms maintained first place for the quality of platforms. Our PayMe payments app was ranked in second place for digital wallets.
•Key growth markets (assessed at 54%). In WPB, our NPS improved in mainland China and Singapore, remained unchanged in Mexico, and in India saw a small decrease. In CMB, our NPS increased in mainland China, Singapore and Mexico, and our rank positions in those markets either improved compared with 2021 or were in the top three against competitors.

				60.33%	9.05%
Employee experience	Improve engagement, and diversity and inclusion	15.00%	•Our Snapshot Employee engagement and Inclusion indices both increased one percentage point year on year to 73% and 76%, respectively, above maximum targets and the financial services benchmarks. •The percentage of Black heritage colleagues in senior leadership increased by 0.3% to 2.5%, meeting our maximum target. •The percentage of women in senior leadership increased by 1.6% to 33.3% since 2021, within the target range of 33.2% to 33.7%.	87.50%	13.13%

Personal objectives for Noel Quinn and Ewen Stevenson
For each executive Director, personal objectives were set at the start of the year and measured by the Committee with respect to key performance indicators under our strategy levers.
Noel Quinn	Weighting	Assessment	Performance achievement
Technology transformation	2.5%	100%
•The Committee's assessment reflects strong progress automating our organisation at scale against targets set. Our Cloud adoption rate, which is the percentage of our technology services on the private or public Cloud, increased to 35% (2021: 27%). At the end of 2022, approximately 49% of our WPB customers were 'mobile active' users (2021: 43%).

Execution of inorganic initiatives in Asia	2.5%	100%
•The targets for inorganic initiatives were delivered in 2022. We completed the acquisition of L&T Investment Management Limited, making us the 12th largest mutual fund management company in India, bringing in $10.8bn assets under management and 2.4 million active portfolios. We raised our stake in HSBC Qianhai in China to 90%, completed our acquisition of the remaining 50% shares in HSBC Life Insurance in China. We renewed our exclusive life distribution partnership with Allianz in Asia, resulting in the combined group being the fourth largest health insurer and seventh largest life insurer in Singapore.

Progress on exits identified	2.5%	100%	•The planned sales of our banking business in Canada, branch operations in Greece and business in Russia were announced, reflecting strong progress in reshaping our portfolio.
Progress on innovation programmes	2.5%	100%
•In CMB, we launched an industry-leading native bank account service with Oracle Netsuite Enterprise Resource Planning. We also launched Business Go, a platform that brings together international SMEs with providers of expert advice and business optimisation tools. In GBM, we launched HSBC Orion, our new proprietary tokenisation platform used for digital bond issuance. In WPB, we launched our international credit offering, allowing customers to gain access to credit in a new country based on credit history in their home country.

Total	10% out of 10%

Ewen Stevenson	Weighting	Assessment	Performance achievement
Finance for the future	12%	67%
•The financial implications of financed emissions targets for the oil and gas, and power and utilities sectors and for the $750bn to $1tn target were included in our financial resource plan, meeting the objectives set.
•The second round of the climate biennial exploratory scenario and stress tests for the Monetary Authority of Singapore and European Central Bank were completed, with no material issues.
•Plans have been delivered for IFRS 17 compliant reporting, in line with external reporting and disclosure requirements.
•The Bank of England Resolvability Assessment Framework and regulatory reporting enhancement objectives were delivered in line with the targets set.
•Resolved 100% of market risk RWA-related issues and over 80% of liquidity-related issues, which were previously identified and managed under the regulatory reporting enhancement programme.
•The programme to deliver timely, accurate and complete customer-centric management information using a single data Cloud platform, with enhanced controls and reduced operational risks, is on track to the agreed scope, costs and timeline.

Global Finance employee experience and function efficiency	4%	96%
•Targets were met with increased Employee engagement index at 75% favourable (2021: 68%).
•Female representation in senior management roles across Finance increased to 32.1% (2021: 30.2%).
•Finance costs overall were within 2022 targets. The number of FTEs at the end of 2022 was slightly higher than the maximum target, mainly due to growth in key areas where new capabilities are required.

Creating strong corporate development and Group transformation functions	4%	75%
•The Group Transformation function has made strong progress in aligning our change portfolio to the Group's strategy and systematically documenting a full change inventory. Achievements include clear reporting with associated costs on how the change portfolio is enabling the delivery of Group strategy, and stronger governance of the change portfolio, with an expanded remit of the Transformation Oversight Executive Committee to cover the entire change portfolio with improved accountability via targeted reviews of high impact programmes.
•Major transactions included planned sales of our banking business in Canada, branch operations in Greece and business in Russia were announced; the planned merger of Oman operations with Sohar International Bank; the completion of the Axa Singapore acquisition; the sale of US domestic mass market retail banking; and the acquisition of L&T Investment Management Limited in India.

Total	14.83% out of 20%
The following table shows the single figure of total remuneration of each executive Director for 2022, together with comparative figures.

Single figure of remuneration
	Noel Quinn		Ewen Stevenson
(£000)	2022	2021	2022	2021
Base salary[1]	1,329	1,288	775	751
Fixed pay allowance (’FPA’)[1]	1,700	1,700	1,085	1,062
Cash in lieu of pension	133	129	77	75
Taxable benefits[2]	119	95	7	3
Non-taxable benefits[2]	86	71	50	42
Total fixed	3,367	3,283	1,994	1,933
Annual incentive	2,164	1,590	1,091	978
Notional returns[3]	31	22	—	—
Replacement award[4]	—	—	1,180	754
Long term incentive[5]	—	—	436	—
Total variable	2,195	1,612	2,707	1,732
Total fixed and variable	5,562	4,895	4,701	3,665
1    Executive Directors made the personal decision to donate 100% of their base salary increases for 2021 to charity. Ewen Stevenson also donated his FPA increase for 2021 to charity. Figures in the table above are the gross figures before charitable donations.
2    Taxable benefits include the provision of medical insurance, car and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.
3    The deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
4    In 2019, Ewen Stevenson was granted replacement awards to replace unvested awards, which were forfeited as a result of him joining HSBC. The awards, in general, match the performance, vesting and retention periods attached to the awards forfeited. The values included in the table for 2022 relate to his 2018 replacement award granted by the Royal Bank of Scotland Group plc, now renamed as NatWest Group plc ('NatWest') for performance year 2018 and was subject to a pre-vest performance test assessed and disclosed by NatWest in its Annual Report and Accounts 2021 (page 158). As no adjustment was proposed for Ewen Stevenson by NatWest, a total of 241,988 shares granted in respect of his 2018 replacement award ceased to be subject to performance conditions. These awards were granted at a share price of £6.643 and the HSBC share price was £4.8772 when the first tranche of these awards vested and all tranches were no longer subject to performance conditions, with no value attributable to share price appreciation. The values included in the table for 2021 are explained in the Annual Report and Accounts 2021.
5    An LTI award over 476,757 shares was made in February 2020 (in respect of 2019) at a share price of £5.6220 for which the performance period ended on 31 December 2022. The value has been computed based on a share price of £4.816, the average share price during the three-month period to 31 December 2022. There is no value attributable to share price appreciation. See the following section for details of the assessment outcomes, which resulted in 19% vesting due to performance.
The values of the significant benefits in the single figure table are set out in the following table[1]. The insurance benefit for Noel Quinn has increased year on year because of the increase in premium at annual renewal.

	Noel Quinn
(£000)	2022	2021
Insurance benefit (non-taxable)	82	67
Car and driver (UK and Hong Kong)	69	87
1    The insurance and car benefits for Ewen Stevenson are not included in the above table as they were not deemed significant.

Disclosure of performance conditions for long-term incentives

Assessment of the 2019 LTI award (performance period 1 January 2020 to 31 December 2022)
Measures (weighting)[1]	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
Average RoTE with CET1 underpin[2] (33.3%)	10.0%	11.0%	12.0%	9.9%	0.0%	0.00%
Relative TSR[3] (33.3%)	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	Below median	0.0%	0.00%
Customers (33.3%)
Performance was assessed by the Committee based on:
•customer satisfaction scores at the start and end of the three-year performance period for our global businesses in home and scale markets, which resulted in a formulaic 64% outcome. This comprised:
–UK and Hong Kong (assessed at 58%) – in WPB and CMB, we were ranked in first and second place in Hong Kong, with improved NPS scores. In GBM, our global NPS improved and our global rank remained in fifth;
–Digital markets (assessed at 77%) – in WPB and CMB digital markets, we were ranked in top three positions in Hong Kong, and in GBM globally, our digital trade finance platforms were ranked in first place; and
–Key growth markets (assessed at 56%) – in WPB, our NPS increased in mainland China, Singapore and Mexico, and in India saw a small decline, and in CMB, our NPS increased in Mexico, with slight decreases in the other markets, but our rank positions in all four markets were in the top three against competitors.
•progress against customer objectives linked to our strategy over 2020 to 2022. It was determined that it broadly represented target performance and therefore 50% of this element was achieved. The main items driving this assessment are our growth in international and Premier customers and in specific growth markets, where our overall performance has been broadly in line with plan and expectations.
These two percentages (64% and 50%) averaged to 57%.
					57.0%	19.00%
Total						19.00%
1 Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2 Assessed based on RoTE in the 2022 financial year, which was not met. The CET1 underpin was met.
3 The peer group was: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.

Performance conditions for LTI awards in respect of 2022 (performance period 1 January 2023 to 31 December 2025)
Measures[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE with CET1 underpin[2]		13.0%	14.3%	15.5%	25.0
Capital reallocation to Asia with CET1 underpin[3]		49.0%	50.5%	52.0%	25.0
Transition to net zero[4]	Carbon reduction (own emissions)	64.0%	68.0%	72.0%	25.0
	Sustainable finance and investment	$588.0bn	$700.0bn	$756.0bn
Relative TSR[5]		At the median of the peer group	Straight-line vesting between minimum and maximum	At the upper quartile of the peer group	25.0
Subject to risk and compliance modifier
1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period. This metric will be subject to the CET1 underpin.
3    To be assessed based on share of Group tangible equity (on a reported basis and excluding associates) allocated to Asia by 31 December 2025. This metric will be subject to the CET1 underpin.
4    Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2025 using 2019 as the baseline. The sustainable finance and investment metric will assess the cumulative amount provided and facilitated over the period ending 31 December 2025.
5    The peer group for the 2022 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings, JP Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.

Performance conditions for LTI awards in respect of 2021 (performance period 1 January 2022 to 31 December 2024) (Audited)
Measures[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET[1] underpin)[2]		8.0%	9.5%	11.0%	25.0
Capital reallocation to Asia (with CET1 underpin)[3]		46.0%	48.0%	50.0%	25.0
Environment and sustainability[4]	Carbon reduction	52.0%	56.0%	60.0%	25.0
	Sustainable finance and investment	$285.0bn	$340.0bn	$370.0bn
Relative TSR[5]		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	25.0
1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2    To be assessed based on RoTE at the end of the performance period. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of the performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
3    To be assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2024. This metric will be subject to the CET1 underpin outlined above.
4    Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2024 using 2019 as the baseline. The sustainable finance and investment metric will assess cumulative financing provided over the period commencing on 1 January 2020 and ending on 31 December 2024.
5    The peer group for the 2021 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.

Disclosure of directors' interest in share options

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2022[2] (% of salary)	At 31 Dec 2022
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions[4]	with performance conditions[5]
Executive Directors
Noel Quinn[6]	400%	513%	1,422,650	—	415,771	2,101,893
Ewen Stevenson[6]	300%	658%	1,064,626	—	383,587	1,687,628
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2    The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2022 (£4.816).
3    At 31 December 2022, Noel Quinn and Ewen Stevenson did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4    The amount for Ewen Stevenson reflects the award granted in May 2019, replacing the 2015 to 2018 LTIs forfeited by the Royal Bank of Scotland Group plc, now renamed as NatWest Group plc (’NatWest’), and is subject to any performance adjustments assessed and disclosed in the relevant NatWest Annual Report and Accounts.
5    LTI awards granted in February 2021 and 2022 are subject to the performance conditions as set out in the preceding sections above.
6 Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment (Noel Quinn and Ewen Stevenson were appointed on 5 August 2019 and 1 January 2019, respectively).
Disclosure of scheme interests awarded
The table below sets out the scheme interests granted to executive Directors during 2022 in respect of performance year 2021, as disclosed in the 2021 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2022
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1] £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Noel Quinn	LTI deferred shares[2]	% of salary[2]	28 February 2022	5,290	25	983,339	31 December 2024
Ewen Stevenson	LTI deferred shares[2]	% of salary[2]	28 February 2022	3,086	25	573,674	31 December 2024
1The face value of the award has been computed using HSBC’s closing share price of £5.380 taken on 25 February 2022. LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. On vesting, awards will be subject to a one-year retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award.
2 In line with regulatory requirements, scheme interests awarded during 2022 were not eligible for dividend equivalents. In accordance with the remuneration policy approved by shareholders at the 2019 AGM, the LTI award was determined at 320% of salary for Noel Quinn and 320% of salary for Ewen Stevenson. The number of shares to be granted was determined by taking HSBC’s closing share price of £5.380 taken on 25 February 2022, and applying a discount based on HSBC’s expected dividend yield of 5% per annum for the vesting period (£4.201).
Disclosure of non-executive director compensation
The following table shows the total fees and benefits of non-executive Directors for 2022, together with comparative figures for 2021.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2022	2021	2022	2021	2022	2021
Geraldine Buckingham[3]	155	—	—	—	155	—
Rachel Duan[4]	225	67	5	—	230	67
Dame Carolyn Fairbairn[5]	265	80	1	—	266	80
James Forese[6]	689	572	—	—	689	572
Steven Guggenheimer	262	250	10	—	272	250
Irene Lee[7]	488	556	—	—	488	556
José Antonio Meade Kuribreña[8]	242	223	14	—	256	223
Pauline van der Meer Mohr[9]	92	291	18	—	110	291
Eileen Murray[10]	262	266	—	—	262	266
David Nish	477	482	22	10	499	492
Jackson Tai	377	350	25	—	402	350
Mark Tucker	1,500	1,500	113	33	1,613	1,533
Total (£000)	5,034	4,637	208	43	5,242	4,680
Total ($000)	6,199	5,710	256	53	6,455	5,763
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. No travel allowance was paid to non-executive Directors during 2021 due to travel restrictions. The payment of the travel allowance of £4,000 per annum (pro-rata) was paid following the resumption of travel by the Board in 2022.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Appointed to the Board and the Group Nomination & Corporate Governance Committee on 1 May 2022, and appointed as a member of the Group Remuneration Committee and Group Risk Committee on 1 June 2022.
4Appointed as a member of the Group Audit Committee on 1 June 2022.
5Appointed as Chair of the Group Remuneration Committee effective 29 April 2022.
6Stepped down as a member of the Group Audit Committee on 1 June 2022 and joined the Group Risk Committee on 1 June 2022. Includes fees of £447,000 (2021: £332,000) in relation to his role as Chair of HSBC North America Holdings, Inc. This fee was deferred for 2022.
7Retired from the Board effective 29 April 2022. Includes fees of £434,000 (2021: £380,000) in relation to her roles as non-executive Director and Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited and non-executive Chair, Nomination Committee Chair and member of the Audit, Risk and Remuneration Committees of Hang Seng Bank Limited.
8Retired from the Group Risk Committee on 1 June 2022. Appointed as the designated workforce engagement non-executive Director on 1 June 2022.
9Retired from the Board effective 29 April 2022.
10    Retired from the Group Risk Committee on 1 June 2022, and appointed as a member of Group Audit Committee on 1 June 2022.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham (appointed to the Board on 1 May 2022)	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Steven Guggenheimer	15,000	15,000
Irene Lee (retired on 29 Apr 2022)	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Eileen Murray	15,000	75,000
David Nish	15,000	50,000
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr (retired on 29 Apr 2022)	15,000	15,000

Compensation of Key Management Personnel
	2022	2021	2020
	$m	$m	$m
Short-term employee benefits	52	50	39
Post-employment benefits	1	—	—
Other long-term employee benefits	8	6	5
Share-based payments	26	27	20
Year ended 31 Dec	87	83	64

Disclosure of compensation of key management personnel
The following table shows the total fees and benefits of non-executive Directors for 2022, together with comparative figures for 2021.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2022	2021	2022	2021	2022	2021
Geraldine Buckingham[3]	155	—	—	—	155	—
Rachel Duan[4]	225	67	5	—	230	67
Dame Carolyn Fairbairn[5]	265	80	1	—	266	80
James Forese[6]	689	572	—	—	689	572
Steven Guggenheimer	262	250	10	—	272	250
Irene Lee[7]	488	556	—	—	488	556
José Antonio Meade Kuribreña[8]	242	223	14	—	256	223
Pauline van der Meer Mohr[9]	92	291	18	—	110	291
Eileen Murray[10]	262	266	—	—	262	266
David Nish	477	482	22	10	499	492
Jackson Tai	377	350	25	—	402	350
Mark Tucker	1,500	1,500	113	33	1,613	1,533
Total (£000)	5,034	4,637	208	43	5,242	4,680
Total ($000)	6,199	5,710	256	53	6,455	5,763
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. No travel allowance was paid to non-executive Directors during 2021 due to travel restrictions. The payment of the travel allowance of £4,000 per annum (pro-rata) was paid following the resumption of travel by the Board in 2022.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Appointed to the Board and the Group Nomination & Corporate Governance Committee on 1 May 2022, and appointed as a member of the Group Remuneration Committee and Group Risk Committee on 1 June 2022.
4Appointed as a member of the Group Audit Committee on 1 June 2022.
5Appointed as Chair of the Group Remuneration Committee effective 29 April 2022.
6Stepped down as a member of the Group Audit Committee on 1 June 2022 and joined the Group Risk Committee on 1 June 2022. Includes fees of £447,000 (2021: £332,000) in relation to his role as Chair of HSBC North America Holdings, Inc. This fee was deferred for 2022.
7Retired from the Board effective 29 April 2022. Includes fees of £434,000 (2021: £380,000) in relation to her roles as non-executive Director and Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited and non-executive Chair, Nomination Committee Chair and member of the Audit, Risk and Remuneration Committees of Hang Seng Bank Limited.
8Retired from the Group Risk Committee on 1 June 2022. Appointed as the designated workforce engagement non-executive Director on 1 June 2022.
9Retired from the Board effective 29 April 2022.
10    Retired from the Group Risk Committee on 1 June 2022, and appointed as a member of Group Audit Committee on 1 June 2022.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham (appointed to the Board on 1 May 2022)	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Steven Guggenheimer	15,000	15,000
Irene Lee (retired on 29 Apr 2022)	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Eileen Murray	15,000	75,000
David Nish	15,000	50,000
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr (retired on 29 Apr 2022)	15,000	15,000

Compensation of Key Management Personnel
	2022	2021	2020
	$m	$m	$m
Short-term employee benefits	52	50	39
Post-employment benefits	1	—	—
Other long-term employee benefits	8	6	5
Share-based payments	26	27	20
Year ended 31 Dec	87	83	64